Non-cash stock-based compensation - Additional Information (Detail) $ in Millions				6 Months Ended		12 Months Ended
	Jun. 26, 2024 shares	May 15, 2024 shares	Jan. 25, 2024 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2021	May 03, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				4 years
Stock option expire, years				10 years
Percentage of market value				100.00%
Equity investment							$ 28.0
Convertible preferred stock class A | shares							10,000,000
Convertible preferred stock class B | shares							18,000,000
Additional stock-based compensation expense				$ 0.2
Performance Stock Unit [Member] | Calyxt [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense					$ 0.3
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense				$ 1.2	$ 1.4
Number of equity instruments granted in share-based payment arrangement				2,914,188	1,835,411
Stock options [member] | Calyxt [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense					$ 0.8
Stock options [member] | Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	3 years	3 years	3 years
Number of equity instruments granted in share-based payment arrangement | shares	588,262	643,450	1,682,476
Stock options [member] | Non Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	3 years
Number of equity instruments granted in share-based payment arrangement | shares	588,262
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense				$ 0.5	$ 1.9
Vesting description				The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year holding period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
Number of other equity instruments granted in share-based payment arrangement | shares				0
Number of equity instruments granted in share-based payment arrangement				0	342,900
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				1 year
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				2 years
S A free shares [member] | Executive Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				3 years
S A free shares [member] | Executive Officers [Member] | Granted in Two Thousand And Twenty One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional holding period				1 year
S A free shares [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
RSU Calyxt 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense					$ 0.5
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense				$ 0.0	$ 0.0
Number of equity instruments granted in share-based payment arrangement				0	0